Loss per Common Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Shares excluded from the computation of diluted loss per share	23,878	1,673	17,267	1,948
Options Outstanding
Shares excluded from the computation of diluted loss per share	1,082	1,001	1,228	1,007
Warrants Outstanding
Shares excluded from the computation of diluted loss per share	11,700	350	13,279	420
Unvested RSUs
Shares excluded from the computation of diluted loss per share	0	322	14	521
Shares Underlying Convertible Notes
Shares excluded from the computation of diluted loss per share	11,096	0	2,746